Note 21 Non current assets and disposal groups classified as held for sale changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		€ 1,022	€ 1,061
Non-current assets or disposal groups classified as held for sale		923	1,022	€ 1,061
Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		2,078	1,711	86,581
Additions		192	214	768
Contributions from merger transactions		0	592	0
Retirements sales and other decreases		(357)	(465)	(83,509)
Transfers other movements and exchage differences		15	27	(2,128)
Disposals by companies held for sale		0	0	0
Non-current assets or disposal groups classified as held for sale		1,928	2,078	1,711
Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		1,057	650	594
Additions		42	221	97
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(111)	(148)	(78)
Transfers other movements and exchage differences		17	333	36
Disposals by companies held for sale		0	0	0
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		1,005	1,057	650
Foreclosed assets [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		714	837
Non-current assets or disposal groups classified as held for sale		644	714	837
Foreclosed assets [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		1,070	1,218	1,398
Additions		190	211	245
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(323)	(353)	(298)
Transfers other movements and exchage differences		6	(6)	(127)
Disposals by companies held for sale		0	0	0
Non-current assets or disposal groups classified as held for sale		943	1,070	1,218
Foreclosed assets [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		356	381	386
Additions		16	64	36
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(89)	(102)	(65)
Transfers other movements and exchage differences		16	13	24
Disposals by companies held for sale		0	0	0
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		299	356	381
Property, plant and equipment [member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	269	183
Non-current assets or disposal groups classified as held for sale	[1]	236	269	183
Property, plant and equipment [member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	970	452	391
Additions	[1]	2	1	0
Contributions from merger transactions	[1]	0	592	0
Retirements sales and other decreases	[1]	(34)	(110)	(39)
Transfers other movements and exchage differences	[1]	5	35	100
Disposals by companies held for sale	[1]	0	0	0
Non-current assets or disposal groups classified as held for sale	[1]	943	970	452
Property, plant and equipment [member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	701	269	208
Additions	[1]	27	158	62
Contributions from merger transactions	[1]	0	0	0
Retirements sales and other decreases	[1]	(22)	(46)	(13)
Transfers other movements and exchage differences	[1]	1	320	12
Disposals by companies held for sale	[1]	0	0	0
Additions transfer to discontinued operations	[1]	0	0	0
Non-current assets or disposal groups classified as held for sale	[1]	706	701	269
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		39	41
Non-current assets or disposal groups classified as held for sale		43	39	41
Companies held for sale [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		39	41	84,792
Additions			2	522
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		0	(2)	(83,172)
Transfers other movements and exchage differences		4	(2)	(2,100)
Disposals by companies held for sale		0	0	0
Non-current assets or disposal groups classified as held for sale		43	39	41
Companies held for sale [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		0	0	0
Additions		0	0	0
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		0	0	0
Transfers other movements and exchage differences		0	0	0
Disposals by companies held for sale		0	0	0
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		€ 0	€ 0	€ 0

[1]	(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”